ORGANIZATION	12 Months Ended
Dec. 31, 2016
ORGANIZATION
NOTE 1 – ORGANIZATION

On September 21, 2007, Universal Holdings, Inc. (“Universal”), a Nevada corporation, completed the acquisition of Coronado Acquisitions, LLC (“Coronado”). Under the terms of the acquisition, Coronado was merged into Universal. On October 12, 2009, Universal changed its name to Recovery Energy, Inc. On December 1, 2013, Recovery Energy, Inc. changed its name to Lilis Energy, Inc. (“Lilis”, “Lilis Energy” and the “Company”).

The Company is an independent oil and gas exploration and production company focused on the Delaware Basin in Winkler and Loving Counties, Texas and Lea County, New Mexico and the Denver-Julesburg Basin (“DJ Basin”) in Wyoming, Colorado, and Nebraska.

On June 23, 2016, the Company effected a 1-for-10 reverse stock split of its Common Stock (the “Reverse Split”). The accompanying consolidated financial statements and these notes to the consolidated financial statements give retroactive effect to the Reverse Split for all periods presented.

All references to production, sales volumes and reserves quantities are net to the Company’s interest unless otherwise indicated.